Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Classified and Unclassified Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	$ 396,049	$ 475,773
Classified [Member] | 1-4 Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	738	1,004
Classified [Member] | 1-4 Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	6,987	13,915
Classified [Member] | 1-4 Family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	322	33
Classified [Member] | 1-4 Family [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	0	0
Classified [Member] | 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	8,047	14,952
Classified [Member] | Residential Developments [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	0	744
Classified [Member] | Residential Developments [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	19,229	36,210
Classified [Member] | Residential Developments [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	0	0
Classified [Member] | Residential Developments [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	0	0
Classified [Member] | Residential Developments [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	19,229	36,954
Classified [Member] | Commercial Real Estate Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	5,337	17,170
Classified [Member] | Commercial Real Estate Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	13,092	30,365
Classified [Member] | Commercial Real Estate Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	0	0
Classified [Member] | Commercial Real Estate Other [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	0	0
Classified [Member] | Commercial Real Estate Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	18,429	47,535
Classified [Member] | Consumer [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	0	0
Classified [Member] | Consumer [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	524	1,543
Classified [Member] | Consumer [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	152	123
Classified [Member] | Consumer [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	240	157
Classified [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	916	1,823
Classified [Member] | Construction Industry [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	0	0
Classified [Member] | Construction Industry [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	401	320
Classified [Member] | Construction Industry [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	0	0
Classified [Member] | Construction Industry [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	0	0
Classified [Member] | Construction Industry [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	401	320
Classified [Member] | Commercial Business Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	1,419	1,224
Classified [Member] | Commercial Business Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	6,433	12,628
Classified [Member] | Commercial Business Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	0	134
Classified [Member] | Commercial Business Other [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	0	0
Classified [Member] | Commercial Business Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	7,852	13,986
Classified [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	7,494	20,142
Classified [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	46,666	94,981
Classified [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	474	290
Classified [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	240	157
Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	54,874	115,570
Unclassified [Member] | 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	68,420	82,085
Unclassified [Member] | Residential Developments [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	13,755	9,389
Unclassified [Member] | Commercial Real Estate Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	143,037	151,029
Unclassified [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	52,507	52,152
Unclassified [Member] | Construction Industry [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	5,933	2,346
Unclassified [Member] | Commercial Business Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	57,523	63,202
Unclassified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	341,175	360,203
1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	76,467	97,037
Residential Developments [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	32,984	46,343
Commercial Real Estate Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	161,466	198,564
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	53,423	53,975
Construction Industry [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	6,334	2,666
Commercial Business Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable	$ 65,375	$ 77,188